Notes Payable - Summary of Future Principal Payments on Notes Payable (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Notes Payable [Abstract]
Long-Term Debt, Maturity, Remainder of Fiscal Year	$ 994,789
Long-Term Debt, Maturity, Year One	248,911	$ 42,534
Long-Term Debt, Maturity, Year Two		276,461
Long-Term Debt, Maturity, Year Three	0	0
Long-Term Debt, Maturity, Year Four	0	0
Long-Term Debt, Maturity, Year Five		0
Total notes payable	$ 1,243,700	$ 318,995